Stockholders' Equity (Changes In Number Of Shares Issued And Treasury Stock) (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Total Shares Of Common Stock	Mar. 31, 2012 Total Shares Of Common Stock	Mar. 31, 2011 Total Shares Of Common Stock	Mar. 31, 2010 Total Shares Of Common Stock	Mar. 31, 2013 Shares Of Treasury Stock	Mar. 31, 2012 Shares Of Treasury Stock	Mar. 31, 2011 Shares Of Treasury Stock
Stockholders Equity [Line Items]
Number of shares, beginning balance		199,566,770	199,566,770	199,566,770	199,566,770	26,295,390	26,294,819	20,845,178
Purchase of shares						671	899	5,449,721
Exercise of stock options	(522,297)					(522,297)
Sale of shares						(76)	(328)	(80)
Number of shares, ending balance		199,566,770	199,566,770	199,566,770	199,566,770	25,773,688	26,295,390	26,294,819